UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2010

1.799881.106

SI-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.3%
		Principal Amount (000s) (c)	Value (000s)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 11,836	$ 14,066
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,368
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		7,790	7,548
TOTAL ENERGY			9,916
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		393	392
6% 5/1/15		6,045	5,833
ON Semiconductor Corp. 0% 4/15/24		450	449
			6,674
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	27,649
TOTAL CONVERTIBLE BONDS			58,305
Nonconvertible Bonds - 34.6%
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		2,950	2,928
10.75% 8/15/16 (f)		760	828
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,205
Lear Corp.:
7.875% 3/15/18		1,380	1,392
8.125% 3/15/20		1,530	1,551
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,610	2,773
Tenneco, Inc.:
8.125% 11/15/15		1,185	1,212
8.625% 11/15/14		11,065	11,286
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,179
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
TRW Automotive, Inc.:
7% 3/15/14 (f)		$ 335	$ 330
7.25% 3/15/17 (f)		240	232
8.875% 12/1/17 (f)		1,550	1,608
			31,524
Automobiles - 0.2%
General Motors Corp.:
6.75% 5/1/28 (b)		10,500	3,675
7.125% 7/15/13 (b)		2,720	979
7.2% 1/15/11 (b)		1,395	509
7.4% 9/1/25 (b)		5,950	2,142
7.7% 4/15/16 (b)		8,489	3,014
8.1% 6/15/24 (b)		2,775	985
8.25% 7/15/23 (b)		11,040	4,085
8.375% 7/15/33 (b)		11,475	4,303
8.8% 3/1/21 (b)		785	283
			19,975
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	667
Hotels, Restaurants & Leisure - 1.0%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		4,365	4,245
Harrah's Operating Co., Inc. 11.25% 6/1/17		5,650	6,088
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)		1,385	1,496
MGM Mirage, Inc.:
5.875% 2/27/14		3,890	3,248
6.625% 7/15/15		17,274	14,165
6.75% 4/1/13		2,220	2,009
6.875% 4/1/16		4,440	3,596
7.5% 6/1/16		11,645	9,694
7.625% 1/15/17		8,520	7,029
9% 3/15/20 (f)		3,485	3,607
10.375% 5/15/14 (f)		1,535	1,681
11.125% 11/15/17 (f)		565	634
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		3,533	2,676
11.5% 11/1/17 (f)		7,050	7,262
Scientific Games Corp. 6.25% 12/15/12		660	657
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		$ 1,540	$ 1,297
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)		5,450	6,377
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,486
Station Casinos, Inc.:
6% 4/1/12 (b)		9,620	649
6.5% 2/1/14 (b)		11,643	15
6.625% 3/15/18 (b)		11,970	15
6.875% 3/1/16 (b)		12,803	16
7.75% 8/15/16 (b)		14,415	1,045
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	2,866
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		3,030	3,053
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		575	106
12.75% 1/15/13 (b)		1,070	1
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		1,052	573
			87,586
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		3,045	3,228
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		6,165	6,581
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,330
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,508	1,685
			18,824
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		1,505	1,580
Media - 2.8%
AMC Entertainment, Inc. 11% 2/1/16		8,060	8,685
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		4,505	4,815
CanWest Media, Inc. 8% 9/15/12 (b)		444	427
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (f)		19,569	23,385
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,600	1,482
5.5% 9/15/14		2,000	1,270
5.5% 12/15/16		1,890	983
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
5.75% 1/15/13		$ 3,145	$ 2,430
6.25% 3/15/11		175	169
6.875% 6/15/18		1,275	650
10.75% 8/1/16		30,415	23,648
11.75% 8/1/16 pay-in-kind (h)		4,473	3,123
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		1,490	1,548
Series B 9.25% 12/15/17 (f)		5,950	6,218
EchoStar Communications Corp.:
6.625% 10/1/14		9,095	9,163
7% 10/1/13		9,095	9,459
7.125% 2/1/16		43,770	44,427
Haights Cross Communications, Inc. 12.5% 8/15/11 (b)(e)		1,550	93
Interpublic Group of Companies, Inc. 10% 7/15/17		2,530	2,872
Liberty Media Corp. 8.5% 7/15/29		6,535	6,086
Livent, Inc. yankee 9.375% 10/15/04 (b)		300	0
MDC Partners, Inc. 11% 11/1/16 (f)		845	914
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	714
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		6,090	6,425
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		3,620	3,774
11.5% 5/1/16		4,920	5,560
11.625% 2/1/14		2,535	2,877
Rainbow National Services LLC:
8.75% 9/1/12 (f)		3,280	3,329
10.375% 9/1/14 (f)		9,075	9,529
Sun Media Corp. Canada 7.625% 2/15/13		635	621
The Reader's Digest Association, Inc.:
9% 2/15/17 (b)		3,000	0*
9.5% 2/15/17 (f)(h)		13,085	13,366
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		24,495	23,087
Univision Communications, Inc. 12% 7/1/14 (f)		7,300	8,030
Videotron Ltd. 6.875% 1/15/14		550	557
			229,716
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Matahari International Finance Co. BV 10.75% 8/7/12		$ 7,685	$ 7,973
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,780	6,611
			14,584
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		2,775	2,442
10.375% 6/1/15 pay-in-kind (h)		4,143	3,356
Michaels Stores, Inc.:
0% 11/1/16 (d)		445	392
10% 11/1/14		5,150	5,433
Sonic Automotive, Inc. 9% 3/15/18 (f)		1,970	2,019
			13,642
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		1,650	1,716
9.75% 1/15/15		5,670	5,925
			7,641
TOTAL CONSUMER DISCRETIONARY			425,739
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		330	348
16% 3/27/12		150	139
16% 3/27/12 (f)		4,787	4,443
			4,930
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
8.625% 3/1/15		835	714
9.375% 12/15/15		2,620	2,240
9.5% 6/15/17		3,670	3,083
			6,037
Food Products - 0.2%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		1,750	1,805
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		370	4
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)		$ 5,200	$ 5,915
Michael Foods, Inc. 8% 11/15/13		420	427
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	420
10.625% 4/1/17		1,015	1,073
Smithfield Foods, Inc. 10% 7/15/14 (f)		5,540	6,177
			15,821
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		3,600	4,000
Central Garden & Pet Co. 9.125% 2/1/13		260	264
			4,264
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	471
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		3,875	4,001
			4,472
TOTAL CONSUMER STAPLES			35,524
ENERGY - 4.6%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,511
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	4,044
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,990	4,978
Pioneer Drilling Co. 9.875% 3/15/18 (f)		3,410	3,410
			14,943
Oil, Gas & Consumable Fuels - 4.4%
Adaro Indonesia PT 7.625% 10/22/19 (f)		4,115	4,290
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		4,090	4,499
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	9,109
Berry Petroleum Co.:
8.25% 11/1/16		2,930	2,967
10.25% 6/1/14		2,220	2,442
Chaparral Energy, Inc. 8.5% 12/1/15		4,498	4,099
Chesapeake Energy Corp.:
6.5% 8/15/17		13,550	13,110
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
6.875% 11/15/20		$ 12,030	$ 11,699
7.25% 12/15/18		1,970	1,970
7.625% 7/15/13		11,615	12,109
9.5% 2/15/15		5,630	6,123
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	4,628
CONSOL Energy, Inc.:
8% 4/1/17 (f)		6,470	6,648
8.25% 4/1/20 (f)		6,645	6,844
Continental Resources, Inc. 8.25% 10/1/19		885	938
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18 (f)		4,920	5,074
Denbury Resources, Inc.:
8.25% 2/15/20		3,895	4,143
9.75% 3/1/16		1,660	1,834
Drummond Co., Inc.:
7.375% 2/15/16		6,605	6,473
9% 10/15/14 (f)		6,595	6,859
EXCO Resources, Inc. 7.25% 1/15/11		570	571
Forest Oil Corp. 8% 12/15/11		480	507
International Coal Group, Inc. 9.125% 4/1/18		920	943
InterNorth, Inc. 9.625% 3/16/06 (b)		935	0
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		4,805	5,400
9.125% 7/2/18 (f)		3,735	4,519
11.75% 1/23/15 (f)		4,880	6,277
LINN Energy LLC 8.625% 4/15/20 (f)		9,610	9,622
Mariner Energy, Inc.:
7.5% 4/15/13		2,900	2,922
8% 5/15/17		4,870	4,821
11.75% 6/30/16		4,955	5,550
Massey Energy Co. 6.875% 12/15/13		8,545	8,662
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,430	4,607
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		3,360	3,167
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,004
OPTI Canada, Inc.:
7.875% 12/15/14		8,955	8,373
8.25% 12/15/14		1,360	1,285
9% 12/15/12 (f)		3,060	3,152
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. 7.875% 11/1/26		$ 5,640	$ 5,922
Pemex Project Funding Master Trust 6.625% 6/15/35		2,870	2,827
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		1,800	1,858
8.375% 12/10/18		635	768
Petrohawk Energy Corp.:
7.875% 6/1/15		22,900	23,329
9.125% 7/15/13		10,710	11,246
Petroleos de Venezuela SA:
5.25% 4/12/17		18,525	11,624
5.375% 4/12/27		31,120	16,027
Petroleos Mexicanos 6% 3/5/20 (f)		2,990	3,087
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,105	2,926
Petroleum Development Corp. 12% 2/15/18		4,390	4,653
Petroleum Export Ltd.:
4.623% 6/15/10		40	40
4.633% 6/15/10		151	150
5.265% 6/15/11 (Reg. S)		1,838	1,829
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	8,451
Plains Exploration & Production Co. 10% 3/1/16		10,150	11,216
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,751
Range Resources Corp. 7.375% 7/15/13		2,190	2,234
SandRidge Energy, Inc.:
8% 6/1/18 (f)		3,010	2,844
8.625% 4/1/15 pay-in-kind (h)		2,020	1,964
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,578
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		4,265	4,819
Teekay Corp. 8.5% 1/15/20		3,695	3,852
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	581
7.5% 4/1/17		7,600	8,574
7.625% 4/1/37		1,035	1,144
8% 2/1/16		1,160	1,337
8.375% 6/15/32		1,155	1,352
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		3,115	3,368
Venoco, Inc. 11.5% 10/1/17		3,335	3,493
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. 8.25% 6/15/14 (f)		$ 5,300	$ 4,876
YPF SA 10% 11/2/28		8,835	9,277
			364,912
TOTAL ENERGY			379,855
FINANCIALS - 6.3%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	5,755
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,795
UBS AG Jersey Branch 4.125% 9/25/18 (h)	EUR	1,200	1,636
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,358
			10,544
Commercial Banks - 1.0%
African Export-Import Bank 8.75% 11/13/14		4,020	4,432
Barclays Bank PLC:
0% 3/18/13 (f)(n)		4,245	4,368
10% 5/21/21	GBP	1,070	2,082
Development Bank of Philippines 8.375% (h)		6,055	6,418
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		21,395	21,261
Export-Import Bank of India 0.7506% 6/7/12 (h)	JPY	170,000	1,761
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		8,270	8,911
Kazkommerts International BV 8.5% 4/16/13 (f)		3,180	3,069
KBC IFIMA NV:
0.85% 12/14/15 (h)	EUR	1,200	1,401
4.5% 9/17/14	EUR	2,200	3,060
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	6,414
Rabobank Nederland 4.125% 1/14/20	EUR	6,750	9,284
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,769
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	2,150	3,534
US Bank NA 4.375% 2/28/17 (h)	EUR	1,600	2,170
Wells Fargo & Co. 7.98% (h)		2,035	2,106
			82,040
Consumer Finance - 1.9%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,420	1,168
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
7% 10/1/13		$ 5,290	$ 5,474
7.25% 10/25/11		12,485	12,908
7.375% 2/1/11		735	753
7.5% 8/1/12		9,230	9,553
8% 6/1/14		5,120	5,376
8% 12/15/16		18,125	19,097
12% 5/15/15		12,770	15,268
General Motors Acceptance Corp.:
6.75% 12/1/14		11,870	11,751
8% 11/1/31		7,330	6,970
GMAC LLC:
6% 4/1/11		1,435	1,435
6.75% 12/1/14		4,285	4,253
8% 11/1/31		62,448	59,638
			153,644
Diversified Financial Services - 2.2%
Bank of America Corp.:
4% 3/28/18 (h)	EUR	1,700	2,153
4.75% 5/6/19	EUR	230	295
8% (h)		5,365	5,365
8.125% (h)		7,380	7,380
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,450	1,571
Broadgate PLC 1.405% 10/5/25 (h)	GBP	625	730
CIT Group, Inc.:
7% 5/1/13		1,854	1,798
7% 5/1/14		2,780	2,634
7% 5/1/15		2,780	2,593
7% 5/1/16		4,634	4,275
7% 5/1/17		6,488	5,969
City of Buenos Aires 12.5% 4/6/15 (f)		6,005	6,230
Cloverie PLC 7.5% 7/24/39 (h)	EUR	1,200	1,872
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	241	401
8.151% 12/31/30	GBP	475	868
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,852
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,056
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
GMAC, Inc. 8% 3/15/20 (f)		$ 8,430	$ 8,599
Greene King Finance PLC Series A1, 1.025% 6/15/31 (h)	GBP	1,000	1,169
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)		17,070	16,430
8% 1/15/18 (f)		17,070	16,430
International Lease Finance Corp.:
5.625% 9/20/13		6,845	6,457
5.65% 6/1/14		8,508	7,885
6.375% 3/25/13		4,313	4,215
6.625% 11/15/13		17,827	17,337
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		1,580	1,612
LBI Escrow Corp. 8% 11/1/17 (f)		7,115	7,364
Merck Financial Services GmbH 4.5% 3/24/20	EUR	6,700	9,210
NCO Group, Inc. 11.875% 11/15/14		2,185	1,803
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		1,795	1,822
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	62,509	2,139
TMK Capital SA 10% 7/29/11		7,400	7,748
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	700	987
UPC Germany GmbH 8.125% 12/1/17 (f)		7,210	7,426
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,506
4.375% 5/19/14	EUR	2,250	3,162
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)		13,370	12,750
			184,093
Insurance - 0.3%
American International Group, Inc.:
4.25% 5/15/13		1,685	1,654
5.05% 10/1/15		2,765	2,568
5.45% 5/18/17		8,585	7,898
5.6% 10/18/16		4,760	4,430
5.85% 1/16/18		1,505	1,398
8.25% 8/15/18		5,085	5,336
USI Holdings Corp. 4.125% 11/15/14 (f)(h)		920	784
			24,068
Real Estate Investment Trusts - 0.2%
Omega Healthcare Investors, Inc. 7.5% 2/15/20 (f)		4,860	4,982
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Rouse Co. 5.375% 11/26/13 (b)		$ 5,135	$ 5,546
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,258
			16,786
Real Estate Management & Development - 0.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		6,420	7,190
Realogy Corp.:
10.5% 4/15/14		35,035	30,305
11.75% 4/15/14 pay-in-kind (h)		4,290	3,523
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)		9,470	10,512
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		845	877
Ventas Realty LP 6.5% 6/1/16		980	995
			53,402
TOTAL FINANCIALS			524,577
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,530	1,652
Health Care Providers & Services - 1.2%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		7,720	8,299
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (h)		7,824	7,313
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,678
DASA Finance Corp. 8.75% 5/29/18 (f)		1,570	1,680
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,045
HCA, Inc.:
5.75% 3/15/14		3,377	3,179
6.25% 2/15/13		1,755	1,742
6.375% 1/15/15		1,125	1,071
6.5% 2/15/16		4,220	3,988
6.75% 7/15/13		1,750	1,750
7.25% 9/15/20 (f)		23,835	24,193
9.125% 11/15/14		7,020	7,397
9.25% 11/15/16		17,055	18,121
HealthSouth Corp. 8.125% 2/15/20		7,395	7,395
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,910	5,008
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 3,652	$ 3,844
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	319
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		684	718
United Surgical Partners International, Inc. 8.875% 5/1/17		895	931
			99,671
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,805
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		5,775	5,703
Leiner Health Products, Inc. 11% 6/1/12 (b)		1,885	170
Pfizer, Inc. 5.75% 6/3/21	EUR	3,150	4,867
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,950	3,205
			13,945
TOTAL HEALTH CARE			117,073
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	616
12% 11/1/14 pay-in-kind (f)		1,430	1,439
DigitalGlobe, Inc. 10.5% 5/1/14 (f)		2,915	3,119
GeoEye, Inc. 9.625% 10/1/15 (f)		1,030	1,062
Hexcel Corp. 6.75% 2/1/15		2,350	2,327
			8,563
Airlines - 0.6%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,802	5,415
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,914	6,845
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	734
Continental Airlines, Inc. 7.25% 11/10/19		5,065	5,470
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	164
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
9.5% 9/15/14 (f)		$ 1,530	$ 1,607
10% 8/15/08 (a)		1,255	13
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,583	8,615
8.021% 8/10/22		4,389	4,038
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	14
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	10
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,253	2,117
8.028% 11/1/17		964	896
United Air Lines, Inc.:
9.875% 8/1/13 (f)		2,140	2,242
12% 11/1/13 (f)		3,415	3,586
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		8,505	9,079
			50,852
Building Products - 0.2%
Nortek, Inc. 11% 12/1/13		11,672	12,372
Commercial Services & Supplies - 0.5%
ACCO Brands Corp. 10.625% 3/15/15 (f)		595	650
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	160
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	833
Casella Waste Systems, Inc. 11% 7/15/14 (f)		1,510	1,619
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,847
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,311
International Lease Finance Corp.:
4.75% 1/13/12		2,500	2,442
5% 9/15/12		2,715	2,609
8.625% 9/15/15 (f)		3,890	3,929
8.75% 3/15/17 (f)		4,485	4,507
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,873
7.75% 1/15/15		4,830	4,872
The Geo Group, Inc. 7.75% 10/15/17 (f)		2,845	2,873
			40,525
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		$ 1,250	$ 1,264
Odebrecht Finance Ltd. 7% 4/21/20 (f)		1,830	1,903
Odebrecht Overseas Ltd. 9.625%		885	898
			4,065
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		680	674
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	918
			1,592
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,600	4,952
Sequa Corp.:
11.75% 12/1/15 (f)		11,050	11,050
13.5% 12/1/15 pay-in-kind (f)		4,393	4,525
			20,527
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,137
Cummins, Inc. 7.125% 3/1/28		1,870	1,848
Navistar International Corp. 8.25% 11/1/21		9,025	9,228
Terex Corp. 10.875% 6/1/16		5,025	5,603
			17,816
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		2,510	2,601
9.5% 12/15/14		5,215	5,254
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,999
			9,854
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (f)		2,465	2,576
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,678
7.625% 12/1/13		1,700	1,721
12.5% 4/1/16		4,435	5,167
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		1,270	1,168
TFM SA de CV 9.375% 5/1/12		2,026	2,077
			14,387
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 5.25% 3/22/17	EUR	2,150	$ 2,895
Penhall International Corp. 12% 8/1/14 (f)		1,515	1,015
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)		10,578	11,213
			15,123
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (f)		9,180	8,905
TOTAL INDUSTRIALS			204,581
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		7,920	7,722
10.875% 11/1/15 pay-in-kind (h)		4,370	3,996
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (f)		1,135	1,152
6.875% 1/15/20 (f)		1,135	1,158
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,463
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	14,135
6.5% 1/15/28		6,570	4,615
ViaSat, Inc. 8.875% 9/15/16 (f)		1,335	1,365
			40,606
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		1,450	1,646
Electronic Equipment & Components - 0.1%
Reddy Ice Corp.:
11.25% 3/15/15 (f)		4,625	4,937
13.25% 11/1/15 (f)		3,266	3,266
			8,203
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,507
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		4,145	3,979
12.25% 11/15/15 pay-in-kind (h)		932	909
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. 9.125% 8/15/13		$ 5,280	$ 5,399
Unisys Corp.:
12.5% 1/15/16		3,030	3,356
12.75% 10/15/14 (f)		437	509
14.25% 9/15/15 (f)		350	420
			14,572
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		3,470	3,574
Amkor Technology, Inc.:
7.125% 3/15/11		145	149
7.75% 5/15/13		1,040	1,048
9.25% 6/1/16		5,285	5,549
Avago Technologies Finance Ltd. 11.875% 12/1/15		8,455	9,448
Freescale Semiconductor, Inc.:
8.875% 12/15/14		10,825	10,230
9.875% 12/15/14 pay-in-kind (h)		14,003	12,751
10.125% 3/15/18 (f)		13,140	14,093
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,100	3
NXP BV:
3.0013% 10/15/13 (h)		21,650	20,243
7.875% 10/15/14		10,315	10,109
Spansion LLC 11.25% 1/15/16 (b)(f)		4,255	5,021
Viasystems, Inc. 12% 1/15/15 (f)		4,000	4,340
			96,558
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	731
TOTAL INFORMATION TECHNOLOGY			170,823
MATERIALS - 3.7%
Chemicals - 0.9%
Ashland, Inc. 9.125% 6/1/17 (f)		2,490	2,789
Chemtura Corp. 6.875% 6/1/16 (b)		1,225	1,439
Georgia Gulf Corp. 9% 1/15/17 (f)		10,825	11,339
MacDermid, Inc. 9.5% 4/15/17 (f)		500	513
Momentive Performance Materials, Inc.:
9.75% 12/1/14		28,265	28,336
10.875% 12/1/14 pay-in-kind (h)		7,455	7,145
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Momentive Performance Materials, Inc.: - continued
11.5% 12/1/16		$ 11,120	$ 10,286
NOVA Chemicals Corp.:
3.6494% 11/15/13 (h)		1,690	1,593
6.5% 1/15/12		5,775	5,891
Solutia, Inc.:
7.875% 3/15/20		2,180	2,202
8.75% 11/1/17		1,100	1,161
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,600
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		3,430	3,636
			77,930
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14 (f)		1,025	1,057
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,400	2,160
			3,217
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		640	635
Berry Plastics Holding Corp.:
4.132% 9/15/14 (h)		640	547
8.875% 9/15/14		10,865	10,593
10.25% 3/1/16		4,055	3,832
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	8,987
7.5% 12/15/96		3,685	2,727
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,170	1,041
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,845	5,217
Temple-Inland, Inc.:
6.625% 1/15/16		165	175
7.875% 5/1/12		3,735	4,024
Vitro SAB de CV:
8.625% 2/1/12 (b)		25,290	11,507
9.125% 2/1/17 (b)		2,210	1,006
			50,291
Metals & Mining - 2.0%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(h)		2,790	24
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
CSN Islands XI Corp. 6.875% 9/21/19 (f)		$ 5,990	$ 6,260
Edgen Murray Corp. 12.25% 1/15/15 (f)		8,545	8,000
Evraz Group SA 8.875% 4/24/13 (f)		7,550	7,909
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,945	5,341
10.625% 9/1/16 (f)		33,980	38,992
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		8,780	9,559
8.375% 4/1/17		34,820	38,737
International Steel Group, Inc. 6.5% 4/15/14		10,550	11,436
Ispat Inland ULC 9.75% 4/1/14		932	962
Novelis, Inc. 11.5% 2/15/15		1,185	1,271
RathGibson, Inc. 11.25% 2/15/14 (b)		5,905	1,447
Severstal Columbus LLC 10.25% 2/15/18 (f)		7,005	7,390
Teck Resources Ltd.:
9.75% 5/15/14		6,275	7,459
10.25% 5/15/16		8,000	9,500
10.75% 5/15/19		9,360	11,466
			165,753
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		550	550
NewPage Corp.:
6.4988% 5/1/12 (h)		1,770	1,146
11.375% 12/31/14		4,775	4,739
Solo Cup Co. 8.5% 2/15/14		2,140	2,092
Stone Container Corp. 8.375% 7/1/12 (b)		3,005	2,667
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (f)		3,840	4,157
			15,351
TOTAL MATERIALS			312,542
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 4.5%
Alestra SA de RL de CV 11.75% 8/11/14		3,945	4,463
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,357
9% 8/15/31		3,655	3,564
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		$ 48,297	$ 49,200
Frontier Communications Corp.:
8.25% 4/15/17 (f)		6,470	6,583
8.5% 4/15/20 (f)		6,645	6,711
Global Crossing Ltd. 12% 9/15/15 (f)		3,130	3,474
Intelsat Bermuda Ltd.:
11.25% 2/4/17		42,616	44,960
12.5% 2/4/17 pay-in-kind (h)		41,765	41,947
Intelsat Corp.:
9.25% 8/15/14		5,215	5,365
9.25% 6/15/16		8,820	9,217
Intelsat Ltd. 11.25% 6/15/16		27,785	30,008
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		5,425	5,751
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		6,665	6,848
7.5% 2/15/14		7,555	7,687
7.5% 2/15/14		1,655	1,684
Sprint Capital Corp.:
6.875% 11/15/28		64,015	51,532
6.9% 5/1/19		5,935	5,431
8.75% 3/15/32		55,460	51,439
U.S. West Communications:
6.875% 9/15/33		2,535	2,446
7.25% 9/15/25		535	540
7.25% 10/15/35		1,455	1,397
7.5% 6/15/23		460	461
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)		13,825	15,208
12% 12/1/15 (f)		11,630	12,531
			372,804
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		4,260	4,340
Digicel Group Ltd.:
8.875% 1/15/15 (f)		21,315	20,835
9.125% 1/15/15 pay-in-kind (f)(h)		7,565	7,470
10.5% 4/15/18 (f)		17,365	18,016
12% 4/1/14 (f)		9,725	11,014
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		$ 4,220	$ 4,420
9.5% 6/15/16		19,260	20,560
11.5% 6/15/16		8,740	9,417
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	12,458
Millicom International Cellular SA 10% 12/1/13		17,865	18,535
Mobile Telesystems Finance SA 8% 1/28/12 (f)		4,052	4,315
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	8,807
7.375% 8/1/15		5,220	4,959
NII Capital Corp. 10% 8/15/16 (f)		17,475	19,135
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		8,950	8,503
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		12,184	11,331
Sprint Nextel Corp. 6% 12/1/16		6,700	6,047
Telecom Personal SA 9.25% 12/22/10 (f)		5,490	5,641
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		7,210	7,814
			203,617
TOTAL TELECOMMUNICATION SERVICES			576,421
UTILITIES - 1.7%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,732
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		1,465	1,487
Intergen NV 9% 6/30/17 (f)		17,825	18,360
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		5,060	5,547
7.75% 1/20/20 (f)		3,370	3,656
8% 8/7/19 (f)		2,455	2,698
National Power Corp. 6.875% 11/2/16 (f)		5,155	5,593
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (h)		2,081	1,350
			41,423
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 6,470	$ 6,632
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,782
8% 3/1/32		4,170	4,701
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		6,520	6,194
			25,309
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		3,415	3,560
10.875% 11/1/17		50,220	37,288
12% 11/1/17 pay-in-kind (h)		7,011	4,345
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		2,500	0
6.4% 7/15/06 (b)		9,815	0
6.625% 11/15/05 (b)		2,200	0
6.725% 11/17/08 (b)(h)		684	0
6.75% 8/1/09 (b)		550	0*
6.875% 10/15/07 (b)		1,330	0
6.95% 7/15/28 (b)		1,204	0
7.125% 5/15/07 (b)		235	0
7.375% 5/15/19 (b)		1,400	0
7.875% 6/15/03 (b)		235	0
9.125% 4/1/03 (b)		50	0
9.875% 6/5/03 (b)		4,720	0
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,880	3,038
Tenaska Alabama Partners LP 7% 6/30/21 (f)		976	947
			49,178
Multi-Utilities - 0.3%
Aquila, Inc. 11.875% 7/1/12 (h)		1,615	1,880
NiSource Finance Corp. 10.75% 3/15/16		18,183	23,113
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Utilicorp United, Inc. 7.95% 2/1/11 (e)		$ 39	$ 41
Veolia Environnement 5.125% 5/24/22	EUR	900	1,288
			26,322
TOTAL UTILITIES			142,232
TOTAL NONCONVERTIBLE BONDS			2,889,367
TOTAL CORPORATE BONDS (Cost $2,711,096)			2,947,672
U.S. Government and Government Agency Obligations - 23.6%

Other Government Related - 2.4%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)		3,013	3,068
3.125% 6/15/12 (FDIC Guaranteed) (g)		45	47
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)		4,900	4,946
1.75% 12/28/12 (FDIC Guaranteed) (g)		15,000	15,043
1.875% 5/7/12 (FDIC Guaranteed) (g)		18,000	18,233
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		29,000	29,231
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,937	6,987
2% 3/30/12 (FDIC Guaranteed) (g)		10,000	10,143
2.125% 7/12/12 (FDIC Guaranteed) (g)		2,505	2,550
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		12,000	12,143
2% 9/28/12 (FDIC Guaranteed) (g)		19,526	19,792
2.125% 12/21/12 (FDIC Guaranteed) (g)		15,000	15,196
2.625% 12/28/12 (FDIC Guaranteed) (g)		5,402	5,547
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,224
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		21,000	21,121
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (g)		1,519	1,536
3.25% 6/15/12 (FDIC Guaranteed) (g)		45	47
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (g)		5,240	5,339
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
2.2% 6/15/12 (FDIC Guaranteed) (g)		$ 5,230	$ 5,333
3.125% 12/1/11 (FDIC Guaranteed) (g)		520	538
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		21,887	22,692
TOTAL OTHER GOVERNMENT RELATED			202,756
U.S. Government Agency Obligations - 1.9%
Fannie Mae 1.75% 5/7/13		32,468	32,385
Federal Home Loan Bank:
1.5% 1/16/13		56,910	56,809
3.625% 10/18/13		8,705	9,194
Freddie Mac:
1.625% 4/15/13		20,000	19,884
1.75% 6/15/12		21,244	21,449
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,134
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,655
5.685% 5/15/12		1,285	1,404
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		368	388
Tennessee Valley Authority 5.25% 9/15/39		5,600	5,505
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			153,807
U.S. Treasury Obligations - 19.3%
U.S. Treasury Bonds:
3.5% 2/15/39		69,782	56,469
4.25% 5/15/39		42,129	39,035
4.375% 2/15/38		2,500	2,377
4.375% 11/15/39		6,000	5,674
4.5% 5/15/38		7,550	7,326
4.5% 8/15/39		16,300	15,742
4.625% 2/15/40		30,583	30,143
5.25% 2/15/29		18,400	20,022
6.125% 8/15/29		9,487	11,420
6.25% 8/15/23		56,925	68,399
7.5% 11/15/16		2,850	3,598
7.5% 11/15/24		10,690	14,351
7.875% 2/15/21		6,800	9,145
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8.125% 5/15/21		$ 9,286	$ 12,716
9.875% 11/15/15		11,595	15,907
U.S. Treasury Notes:
0.75% 11/30/11		4,414	4,408
0.875% 12/31/10		12,000	12,046
0.875% 3/31/11		87,180	87,544
0.875% 1/31/12		142,818	142,656
0.875% 2/29/12		24,180	24,130
1% 7/31/11		10,000	10,052
1% 12/31/11		22,619	22,664
1% 3/31/12		5,000	4,998
1.375% 9/15/12		7,986	8,003
1.375% 1/15/13		57,069	56,877
1.375% 2/15/13		101,668	101,191
1.5% 10/31/10		948	955
1.5% 12/31/13		4,313	4,233
1.875% 4/30/14		33,802	33,393
2.375% 8/31/14		38,540	38,621
2.375% 9/30/14		20,438	20,443
2.375% 10/31/14		10,038	10,024
2.5% 3/31/15		206,209	205,611
2.625% 6/30/14		39,248	39,824
2.625% 7/31/14		66,965	67,870
2.625% 4/30/16		3,137	3,070
2.75% 11/30/16		10,000	9,720
2.75% 2/15/19		23,501	21,814
3% 2/28/17		10,000	9,838
3.125% 8/31/13		11,100	11,581
3.125% 9/30/13		34,572	36,047
3.125% 10/31/16		41,816	41,656
3.125% 1/31/17		66,650	66,150
3.125% 5/15/19		52,907	50,390
3.375% 6/30/13		8,470	8,912
3.375% 11/15/19		1,989	1,919
3.625% 8/15/19		18,531	18,305
3.625% 2/15/20		5,000	4,915
3.75% 11/15/18		34,582	34,844
3.875% 5/15/18		2,550	2,614
4% 8/15/18		5,478	5,642
4.25% 10/15/10		5,875	6,001
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/17		$ 28,890	$ 30,551
4.5% 2/28/11		21,301	22,091
4.5% 5/15/17		13,745	14,832
TOTAL U.S. TREASURY OBLIGATIONS			1,608,759
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,976,397)			1,965,322
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 1.3%
2.24% 4/1/36 (h)		192	198
2.308% 11/1/35 (h)		980	1,008
2.399% 10/1/34 (h)		1,365	1,407
2.475% 9/1/33 (h)		958	984
2.73% 11/1/33 (h)		207	216
2.762% 2/1/35 (h)		3,797	3,903
2.938% 7/1/35 (h)		628	651
3.018% 1/1/35 (h)		513	530
3.124% 10/1/35 (h)		200	206
3.138% 3/1/35 (h)		17,787	18,500
3.251% 7/1/35 (h)		467	485
3.265% 9/1/34 (h)		850	877
3.3% 2/1/35 (h)		2,666	2,776
3.342% 3/1/33 (h)		284	297
3.411% 11/1/36 (h)		98	101
3.444% 7/1/35 (h)		692	711
3.47% 4/1/35 (h)		1,222	1,270
3.546% 2/1/40 (h)		18,837	19,347
3.601% 2/1/37 (h)		1,824	1,896
3.673% 4/1/36 (h)		720	754
3.692% 3/1/34 (h)		564	580
3.726% 11/1/36 (h)		525	546
3.781% 7/1/35 (h)		1,413	1,466
3.9% 9/1/36 (h)		794	825
3.913% 2/1/37 (h)		2,959	3,088
3.918% 7/1/35 (h)		1,020	1,044
3.959% 11/1/35 (h)		2,593	2,675
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Fannie Mae - continued
4% 9/1/13		$ 406	$ 416
4.155% 8/1/35 (h)		1,602	1,679
4.226% 6/1/47 (h)		349	364
4.278% 6/1/36 (h)		123	127
4.294% 10/1/37 (h)		642	668
4.304% 9/1/35 (h)		1,742	1,810
4.542% 2/1/36 (h)		1,695	1,754
4.687% 11/1/35 (h)		771	803
4.773% 7/1/35 (h)		621	642
4.954% 5/1/35 (h)		1,668	1,733
4.974% 10/1/35 (h)		3,037	3,133
5% 1/1/14 to 5/1/22		203	213
5.036% 2/1/34 (h)		839	877
5.186% 6/1/35 (h)		6,252	6,396
5.242% 5/1/35 (h)		709	744
5.302% 3/1/36 (h)		4,924	5,156
5.5% 3/1/12 to 1/1/24		1,626	1,732
5.556% 2/1/36 (h)		335	348
5.588% 4/1/36 (h)		1,713	1,795
5.734% 9/1/35 (h)		1,470	1,545
5.855% 5/1/36 (h)		419	440
6% 5/1/12 to 1/1/26		292	313
6.004% 4/1/36 (h)		5,626	5,892
6.213% 3/1/37 (h)		274	291
6.5% 12/1/12 to 9/1/32		3,226	3,526
7.5% 1/1/28		80	88
TOTAL FANNIE MAE			108,826
Freddie Mac - 0.5%
2.275% 3/1/35 (h)		362	371
2.424% 3/1/37 (h)		1,297	1,329
2.662% 12/1/33 (h)		1,161	1,204
2.733% 6/1/33 (h)		574	592
2.996% 5/1/35 (h)		1,164	1,208
3.305% 1/1/35 (h)		1,507	1,570
3.366% 1/1/36 (h)		1,520	1,580
3.395% 7/1/35 (h)		638	661
3.542% 10/1/35 (h)		733	757
3.625% 4/1/37 (h)		222	231
3.768% 3/1/37 (h)		235	243
3.95% 10/1/36 (h)		766	798
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Freddie Mac - continued
3.981% 12/1/36 (h)		$ 3,181	$ 3,314
4.201% 4/1/34 (h)		5,555	5,751
4.5% 8/1/33		564	572
4.782% 2/1/36 (h)		151	158
4.915% 5/1/37 (h)		200	207
4.988% 4/1/35 (h)		1,622	1,697
5.098% 7/1/35 (h)		386	400
5.138% 4/1/35 (h)		57	60
5.269% 2/1/36 (h)		40	42
5.297% 9/1/35 (h)		321	333
5.521% 1/1/36 (h)		496	519
5.586% 3/1/36 (h)		2,205	2,302
5.588% 10/1/35 (h)		109	115
5.632% 1/1/36 (h)		147	152
5.703% 5/1/37 (h)		1,981	2,034
5.705% 5/1/37 (h)		230	234
5.748% 5/1/37 (h)		1,239	1,276
5.828% 1/1/37 (h)		925	968
5.829% 6/1/37 (h)		594	613
6.191% 6/1/37 (h)		197	205
6.255% 7/1/36 (h)		289	304
6.396% 8/1/37 (h)		483	511
6.478% 6/1/37 (h)		65	69
6.488% 2/1/37 (h)		174	184
6.5% 10/1/10 to 3/1/22		4,528	4,877
7.518% 4/1/37 (h)		9	9
8.5% 3/1/20		6	6
TOTAL FREDDIE MAC			37,456
Government National Mortgage Association - 0.8%
5.5% 1/20/60 (l)		10,787	11,808
5.5% 1/20/60 (l)		11,703	12,720
5.5% 3/1/60 (l)		18,600	20,310
5.5% 4/1/60		10,000	10,946
5.691% 10/20/59 (l)		12,965	14,037
6.5% 4/15/26 to 5/15/26		31	35
7% 9/15/25 to 8/15/31		55	61
7.5% 2/15/22 to 8/15/28		103	113
8% 9/15/26 to 12/15/26		10	12
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			70,042
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $213,112)			216,324
Asset-Backed Securities - 0.2%
		Principal Amount (000s) (c)	Value (000s)
Amstel Corp. Loan Offering BV Series 2007-1 Class B, 0.907% 3/25/17 (h)	EUR	1,009	$ 1,036
Auto ABS Compartiment Series 2006-1 Class B, 0.922% 7/25/17 (h)	EUR	500	637
Clock Finance BV Series 2007-1:
Class B2, 0.881% 2/25/15 (h)	EUR	700	804
Class C2, 1.061% 2/25/15 (h)	EUR	400	405
Geldilux Ltd. Series 2007-TS Class C, 1.194% 9/8/14 (h)	EUR	400	414
Lambda Finance BV Series 2007-1X Class A2, 0.803% 9/20/31 (h)	EUR	3,170	4,120
Leek Finance PLC:
Series 17X Class A2A, 0.7431% 12/21/37 (h)	GBP	186	269
Series 18X Class BC, 1.043% 9/21/38 (h)	EUR	600	334
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.322% 3/10/17 (h)	EUR	1,000	294
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,550	5,658
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	74
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.5156% 10/25/45 (h)	GBP	526	199
TOTAL ASSET-BACKED SECURITIES (Cost $17,798)			14,244
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.931% 2/17/52 (h)	EUR	800	1,002
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.582% 12/20/54 (h)	EUR	555	689
Series 2005-4 Class A5, 0.502% 12/20/54 (h)	EUR	453	563
Granite Mortgages PLC 0.9675% 3/20/44 (h)	GBP	305	425
RMAC PLC Series 2005-NS4X Class M2A, 1.1356% 12/12/43 (h)	GBP	1,443	646
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 0.8756% 6/12/44 (h)	GBP	1,250	586
Shield BV Series 1 Class C, 1.067% 1/20/14 (h)	EUR	900	1,140
TOTAL PRIVATE SPONSOR			5,051
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - 0.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		$ 136	$ 146
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,575
Series 2003-70 Class BJ, 5% 7/25/33		890	913
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,377
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,068
Series 2004-81 Class KD, 4.5% 7/25/18		3,035	3,231
Series 2005-52 Class PB, 6.5% 12/25/34		1,927	2,081
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		471	505
Series 2004-95 Class AN, 5.5% 1/25/25		1,495	1,603
Series 2005-117, Class JN, 4.5% 1/25/36		808	769
Series 2005-29 Class KA, 4.5% 2/25/35		2,082	2,167
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,721
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		265	284
Series 2115 Class PE, 6% 1/15/14		80	85
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.73% 1/15/30 (h)		1,532	1,532
Series 2630 Class FL, 0.73% 6/15/18 (h)		104	105
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		523	561
Series 2381 Class OG, 5.5% 11/15/16		371	400
Series 2425 Class JH, 6% 3/15/17		658	713
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,734
Series 2695 Class DG, 4% 10/15/18		3,865	4,013
Series 2831 Class PB, 5% 7/15/19		3,990	4,256
Series 2866 Class XE, 4% 12/15/18		5,780	6,047
Series 2996 Class MK, 5.5% 6/15/35		603	648
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		702	766
Series 2570 Class CU, 4.5% 7/15/17		160	166
Series 2572 Class HK, 4% 2/15/17		194	198
Series 2627:
Class BG, 3.25% 6/15/17		116	119
Class KP, 2.87% 12/15/16		101	103
Series 2860 Class CP, 4% 10/15/17		155	158
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2715 Class NG, 4.5% 12/15/18		$ 2,155	$ 2,283
Series 2863 Class DB, 4% 9/15/14		185	190
TOTAL U.S. GOVERNMENT AGENCY			45,517
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,178)			50,568
Commercial Mortgage Securities - 0.1%

Bruntwood Alpha PLC Series 2007-1 Class A, 0.7681% 1/15/17 (h)	GBP	500	607
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.145% 10/22/37 (h)	GBP	1,000	759
Enterprise Inns PLC 6.5% 12/6/18	GBP	2,525	3,298
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (h)	GBP	297	278
FCC Proudreed Properties Class A, 0.893% 8/18/17 (h)	EUR	520	593
German Residential Asset Note Distributor PLC Series 1 Class A, 0.917% 7/20/16 (h)	EUR	1,259	1,491
London & Regional Debt Securitisation No. 1 PLC Class A, 0.82% 10/15/14 (h)	GBP	650	816
Opera Finance (CMH) PLC Class B, 0.984% 1/15/15 (h)	EUR	800	594
Real Estate Capital Foundation Ltd. Series 3 Class A, 0.81% 7/15/16 (h)	GBP	1,388	1,754
REC Plantation Place Ltd. Series 5 Class A, 0.8456% 7/25/16 (h)	GBP	878	1,092
Silver Maple Investment Co. Ltd. Class 2A, 0.825% 4/30/14 (h)	EUR	700	885
Skyline BV Series 2007-1 Class D, 1.484% 7/22/43 (h)	EUR	1,100	764
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,103)			12,931
Foreign Government and Government Agency Obligations - 22.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		11,097	8,322
par 2.5% 12/31/38 (e)		7,920	2,843
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Argentine Republic: - continued
7% 3/28/11		$ 120,355	$ 117,784
7% 9/12/13		84,125	74,916
Bahamian Republic 6.95% 11/20/29 (f)		3,095	3,095
Banco Central del Uruguay:
value recovery A rights 1/2/21 (k)		1,000,000	0*
value recovery B rights 1/2/21 (k)		750,000	0*
Barbados Government 7.25% 12/15/21 (f)		3,491	3,578
Brazilian Federative Republic:
6% 9/15/13		992	1,029
8.25% 1/20/34		2,095	2,666
8.75% 2/4/25		2,960	3,907
12.25% 3/6/30		3,235	5,629
Canadian Government:
1.25% 12/1/11	CAD	156,550	153,379
3.75% 6/1/19	CAD	17,500	17,475
5% 6/1/37	CAD	34,000	38,587
Cayman Island Government 5.95% 11/24/19 (f)		2,955	2,893
Central Bank of Nigeria warrants 11/15/20 (a)(k)		2,750	448
Colombian Republic:
7.375% 9/18/37		5,300	5,949
10.375% 1/28/33		2,220	3,186
11.75% 2/25/20		2,235	3,280
Congo Republic 3% 6/30/29 (e)		11,291	6,492
Croatia Republic 6.75% 11/5/19 (f)		4,285	4,691
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		1,550	1,612
8.25% 10/24/12 (f)		5,465	5,868
Dominican Republic:
1.2888% 8/30/24 (h)		4,983	3,986
9.04% 1/23/18 (f)		6,252	6,877
9.5% 9/27/11 (Reg. S)		5,787	6,048
Dutch Government:
3.25% 7/15/15	EUR	9,600	13,526
3.5% 7/15/20	EUR	5,250	7,197
Ecuador Republic 5% 2/28/25		1,580	948
El Salvador Republic:
7.375% 12/1/19 (f)		1,865	2,033
7.65% 6/15/35 (Reg. S)		3,285	3,457
7.75% 1/24/23 (Reg. S)		1,900	2,100
8.25% 4/10/32 (Reg. S)		1,435	1,586
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
French Republic:
OAT 3.5% 4/25/20	EUR	49,350	$ 67,097
4% 4/25/60	EUR	14,250	19,144
Gabonese Republic 8.2% 12/12/17 (f)		7,100	7,792
Georgia Republic 7.5% 4/15/13		5,810	6,057
German Federal Republic:
1% 3/16/12	EUR	79,750	107,788
3.25% 1/4/20	EUR	73,000	99,856
3.75% 1/4/15	EUR	39,950	57,971
4.75% 7/4/40	EUR	18,550	29,158
Ghana Republic 8.5% 10/4/17 (f)		7,730	8,542
Hungarian Republic 6.25% 1/29/20		2,970	3,148
Indonesian Republic:
5.875% 3/13/20 (f)		6,140	6,355
6.625% 2/17/37 (f)		4,700	4,794
6.875% 3/9/17 (f)		2,845	3,165
6.875% 1/17/18 (f)		5,735	6,366
7.75% 1/17/38 (f)		6,060	7,014
8.5% 10/12/35 (Reg. S)		4,790	5,952
11.625% 3/4/19 (f)		5,545	7,957
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		12,840	12,134
Italian Republic:
3.5% 6/1/14	EUR	4,400	6,211
4% 9/1/20	EUR	30,800	41,832
4.25% 8/1/13	EUR	15,750	22,816
5% 9/1/40	EUR	31,350	43,976
Japan Government:
0.4% 5/15/11	JPY	7,848,200	84,173
0.6% 9/20/14	JPY	1,775,000	19,074
1.3% 12/20/19	JPY	3,350,000	35,674
2.1% 9/20/29	JPY	1,500,000	15,915
2.2% 9/20/39	JPY	2,115,000	22,101
Lithuanian Republic:
6.75% 1/15/15 (f)		4,515	4,921
7.375% 2/11/20 (f)		2,855	3,112
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,516
Peruvian Republic:
3% 3/7/27 (e)		900	745
7.35% 7/21/25		3,960	4,604
Philippine Republic:
6.5% 1/20/20		2,960	3,186
9.5% 2/2/30		2,140	2,857
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Philippine Republic: - continued
10.625% 3/16/25		$ 2,040	$ 2,922
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,225	7,472
Republic of Serbia 6.75% 11/1/24 (f)		18,750	18,656
Russian Federation:
7.5% 3/31/30 (Reg. S)		68,609	78,986
12.75% 6/24/28 (Reg. S)		8,740	15,492
South African Republic 5.5% 3/9/20		2,835	2,856
Turkish Republic:
5.625% 3/30/21		3,170	3,115
6.75% 4/3/18		5,860	6,395
6.75% 5/30/40		4,395	4,329
6.875% 3/17/36		12,320	12,419
7% 9/26/16		5,240	5,823
7.25% 3/5/38		8,050	8,444
7.375% 2/5/25		13,955	15,532
UK Treasury GILT:
4.5% 3/7/13	GBP	1,800	2,945
4.5% 9/7/34	GBP	31,300	47,418
4.75% 3/7/20	GBP	71,000	114,460
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		20,765	20,843
Ukraine Government:
6.385% 6/26/12 (f)		5,990	5,945
6.75% 11/14/17 (f)		6,125	5,842
United Mexican States:
5.125% 1/15/20		3,170	3,202
7.5% 4/8/33		1,770	2,106
8.3% 8/15/31		1,710	2,197
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	40,238	2,140
6.875% 9/28/25		1,675	1,813
8% 11/18/22		7,512	8,939
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		3,260	88
1.2489% 4/20/11 (Reg. S) (h)		36,105	33,668
5.375% 8/7/10 (Reg. S)		14,787	14,713
7% 3/31/38		4,180	2,477
8.5% 10/8/14		5,905	5,152
9% 5/7/23 (Reg. S)		19,295	14,327
9.25% 9/15/27		14,690	11,495
9.375% 1/13/34		4,855	3,568
10.75% 9/19/13		24,568	23,954
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Venezuelan Republic: - continued
13.625% 8/15/18		$ 16,830	$ 16,956
Vietnamese Socialist Republic:
4% 3/12/28 (e)		11,150	9,115
6.75% 1/29/20 (f)		6,185	6,309
6.875% 1/15/16 (f)		2,565	2,732
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,758,731)			1,834,235
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		5,595	6,001
European Investment Bank 11.25% 12/2/11 (f)	ZMK	7,800,000	1,826
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,373)			7,827
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Intermet Corp. (a)(m)	113,725	0
Remy International, Inc. (a)	40,800	561
		561
Media - 0.1%
Charter Communications, Inc. Class A (a)	102,806	3,547
RDA Holding Co. (a)	262,974	7,100
SuperMedia, Inc. (a)	7,045	288
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
		10,935
TOTAL CONSUMER DISCRETIONARY		11,496
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
CIT Group, Inc. (a)	159,548	6,216
HMH Holdings, Inc. (a)(m)	2,590,144	18,131
HMH Holdings, Inc. warrants 3/9/17 (a)	636,272	636
		24,983
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 0.3%
Airlines - 0.2%
Delta Air Lines, Inc. (a)	811,153	$ 11,835
Building Products - 0.1%
Nortek, Inc. (a)	266,722	10,669
Nortek, Inc. warrants 12/7/14 (a)	7,154	9
		10,678
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
TOTAL INDUSTRIALS		22,513
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	546,000	0
MagnaChip Semiconductor LLC (a)	392,246	55
		55
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese Corp. Class A	8,316	265
Georgia Gulf Corp. (a)	591,147	10,657
		10,922
Containers & Packaging - 0.0%
Constar International, Inc. (a)	25,200	403
TOTAL MATERIALS		11,325
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	140
TOTAL COMMON STOCKS (Cost $94,021)		70,512
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	21,976	17,086
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	119	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,554)		17,086
Floating Rate Loans - 6.6%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
Visteon Corp. term loan 4.426% 6/13/13 (b)(h)	$ 20,095	21,803
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.2462% 9/30/12 (h)	37	35
Tranche B, term loan 3.2602% 9/30/13 (h)	754	701
Ford Motor Co. term loan 3.2584% 12/15/13 (h)	21,436	20,686
		21,422
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.7442% 7/24/14 (h)	6,315	6,000
Tranche DD, term loan 2.75% 7/24/14 (h)	650	618
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (h)	12,803	11,330
		17,948
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2496% 2/16/14 (h)	140	106
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (h)	145	131
Tranche B, term loan 2.05% 5/23/14 (h)	719	650
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.9654% 6/14/13 (h)	41	37
term loan 2.7243% 6/14/14 (h)	446	409
Six Flags, Inc. Tranche B, term loan 2.48% 4/30/15 (h)	15,393	15,316
		16,649
Media - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3049% 3/6/14 (h)	18,648	17,949
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4781% 6/12/14 (h)	$ 25,308	$ 24,169
Idearc, Inc. term loan 10.25% 12/31/15 (h)	1,519	1,428
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (h)	21,200	18,921
		62,467
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.4998% 5/28/13 (h)	6,726	6,390
Michaels Stores, Inc.:
Tranche B1, term loan 2.5368% 10/31/13 (h)	9,277	8,813
Tranche B2, term loan 4.7868% 7/31/16 (h)	21,789	21,245
		36,448
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4961% 4/4/14 (h)	1,580	1,462
TOTAL CONSUMER DISCRETIONARY		178,199
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC Tranche D, term loan 8.4662% 12/28/13 (h)	1,607	1,615
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (h)	405	385
		2,000
FINANCIALS - 0.8%
Diversified Financial Services - 0.3%
CIT Group, Inc.:
term loan 13% 1/20/12 (h)	2,156	2,236
Tranche A, term loan 9.5% 1/20/12 (h)	10,539	10,776
Clear Channel Capital I LLC Tranche B, term loan 3.8979% 1/29/16 (h)	14,588	11,816
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (b)(h)	2,223	1,056
		25,884
Real Estate Management & Development - 0.5%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (h)	1,982	1,749
Tranche 2LN, term loan 13.5% 10/15/17	12,670	14,000
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2507% 10/10/13 (h)	$ 7,361	$ 6,496
Tranche DD, term loan 3.2501% 10/10/13 (h)	19,551	17,303
		39,548
TOTAL FINANCIALS		65,432
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4962% 4/10/14 (h)	2,049	1,921
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0022% 2/21/13 (h)	83	73
Tranche 2LN, term loan 10.2522% 2/21/14 (h)	140	105
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6% 3/28/14 (h)	70	68
		246
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (h)	468	473
Tranche 2LN, term loan 3.5013% 4/30/14 (h)	10,239	9,317
Northwest Airlines Corp. Tranche A, term loan 2.05% 12/31/18 (h)	10,440	8,352
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (h)	12,436	10,850
US Airways Group, Inc. term loan 2.7451% 3/23/14 (h)	8,777	7,175
		36,167
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.275% 2/7/15 (h)	650	585
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (h)	5,740	5,877
Tranche 2LN, term loan 7% 3/17/16 (h)	4,210	4,263
		10,725
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.8653% 12/3/14 (h)	3,462	3,220
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (h)	$ 53	$ 53
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (h)	4,050	3,827
		3,880
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (h)	14,994	14,413
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(h)	810	89
TOTAL INDUSTRIALS		68,740
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5013% 10/1/14 (h)	1,473	1,413
Tranche B A2, term loan 2.5401% 10/1/14 (h)	2,537	2,432
Tranche B A3, term loan 2.4979% 10/1/14 (h)	2,960	2,838
Tranche B-A, term loan 2.4904% 10/1/14 (h)	5,127	4,916
Tranche B-B, term loan 2.5006% 10/1/12 (h)	3,298	3,232
		14,831
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan:
4.4788% 12/1/16 (h)	22,169	20,894
12.5% 12/15/14	4,685	4,860
Spansion, Inc. term loan 7.75% 2/1/15 (h)	11,660	11,777
		37,531
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.2901% 6/11/14 (h)	11,804	11,214
Tranche 2LN, term loan 6.0401% 6/11/15 (h)	1,790	1,687
Open Solutions, Inc. term loan 2.375% 1/23/14 (h)	233	208
		13,109
TOTAL INFORMATION TECHNOLOGY		65,471
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
MATERIALS - 0.8%
Chemicals - 0.5%
Chemtura Corp. term loan 6% 2/1/11 (h)	$ 1,335	$ 1,342
Lyondell Chemical Co. term loan:
5.8067% 12/20/13 (h)	17,069	13,357
8.6678% 6/3/10 (h)(o)	8,635	8,916
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (h)	15,046	14,180
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (h)	1,281	1,311
Tranche B 2LN, term loan 9% 6/20/10 (h)	344	352
		39,458
Containers & Packaging - 0.3%
Berry Plastics Holding Corp. Tranche C, term loan 2.257% 4/3/15 (h)	17,006	16,029
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (h)	5,762	5,719
		21,748
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 13% 5/13/10 (h)(o)	1,162	1,180
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(h)	633	6
12.5% 12/19/13 (h)	1,413	692
Tranche C 1LN, term loan 4.25% 12/19/13 (h)	879	501
		2,379
Paper & Forest Products - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (h)	1,487	595
TOTAL MATERIALS		64,180
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.6577% 3/21/15 (h)	2,840	2,826
Tranche B 1LN, term loan 3.6577% 5/26/13 (h)	1,280	1,245
Tranche C 1LN, term loan 4.6577% 5/26/14 (h)	1,280	1,245
		5,316
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (h)	$ 1,272	$ 1,247
Intelsat Jackson Holdings Ltd. term loan 3.2281% 2/1/14 (h)	17,225	16,019
		17,266
TOTAL TELECOMMUNICATION SERVICES		22,582
UTILITIES - 1.0%
Electric Utilities - 1.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7295% 10/10/14 (h)	30,983	25,367
Tranche B2, term loan 3.7295% 10/10/14 (h)	32,754	26,859
Tranche B3, term loan 3.7295% 10/10/14 (h)	35,502	28,934
		81,160
TOTAL FLOATING RATE LOANS (Cost $461,315)		549,685
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 1.1875% 12/14/19 (h) (Cost $5,185)	7,048	6,167
Fixed-Income Funds - 3.4%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $222,459)	2,938,290	283,633
Preferred Securities - 0.6%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 17,540	18,123
Net Servicos de Comunicacao SA 9.25% (f)	13,150	13,423
		31,546
Preferred Securities - continued
	Principal Amount (000s) (c)	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	16,650	$ 16,660
TOTAL PREFERRED SECURITIES (Cost $46,812)		48,206
Other - 0.0%

Other - 0.0%
Delta Air Lines ALPA Claim (a)(h)	8,380	42
Idearc, Inc. Claim (a)	1,675	0*
TOTAL OTHER (Cost $63)		42
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.19% (j) (Cost $319,679)	319,678,656	319,679
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,913,876)		8,344,133
NET OTHER ASSETS - 0.0%		(4,215)
NET ASSETS - 100%		$ 8,339,918
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 6,000	$ (354)
		$ 6,000	$ (354)
Currency Abbreviations
CAD - Canadian dollar
EUR - European Monetary Unit
GBP - British pound
JPY - Japanese yen
RUB - Russian ruble
UYU - Uruguay peso
ZMK - Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,774,000 or 13.2% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $202,756,000 or 2.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Quantity represents share amount.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,131,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 41,642
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153

(n) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(o) Position, or a portion of the position, represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,484,000 and $3,587,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 150
Fidelity Floating Rate Central Fund	2,581
Total	$ 2,731
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,878	$ 22,010	$ 116,003	$ 283,633	10.3%
Total	$ 366,878	$ 22,010	$ 116,003	$ 283,633
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,496	$ 4,396	$ 7,100	$ -
Financials	42,069	6,216	35,853	-
Industrials	22,513	11,835	10,678	-
Information Technology	55	-	-	55
Materials	11,325	668	-	10,657
Telecommunication Services	-	-	-	-
Utilities	140	140	-	-
Corporate Bonds	2,947,672	-	2,942,249	5,423
U.S. Government and Government Agency Obligations	1,965,322	-	1,965,322	-
U.S. Government Agency - Mortgage Securities	216,324	-	216,324	-
Asset-Backed Securities	14,244	-	7,680	6,564
Collateralized Mortgage Obligations	50,568	-	50,568	-
Commercial Mortgage Securities	12,931	-	9,431	3,500
Foreign Government and Government Agency Obligations	1,834,235	-	1,834,235	-
Supranational Obligations	7,827	-	7,827	-
Floating Rate Loans	549,685	-	549,685	-
Sovereign Loan Participations	6,167	-	6,167	-
Fixed-Income Funds	283,633	283,633	-	-
Preferred Securities	48,206	-	48,206	-
Other	42	-	-	42
Money Market Funds	319,679	319,679	-	-
Total Investments in Securities:	$ 8,344,133	$ 626,567	$ 7,691,325	$ 26,241
Derivative Instruments:
Liabilities
Swap Agreements	$ (354)	$ -	$ (354)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 12,556
Total Realized Gain (Loss)	41
Total Unrealized Gain (Loss)	650
Cost of Purchases	3,217
Proceeds of Sales	(562)
Amortization/Accretion	17
Transfers in to Level 3	21,115
Transfers out of Level 3	(10,793)
Ending Balance	$ 26,241
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 650

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $7,842,045,000. Net unrealized appreciation aggregated $502,088,000, of which $692,352,000 related to appreciated investment securities and $190,264,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010